(LOSS) PER SHARE (Tables)	3 Months Ended
Jun. 30, 2022
Profit or loss [abstract]
Schedule of basic and diluted EPS calculations

	Three Months Ended June 30,
	2022	2021
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(1,729)	$(3,066)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	13,351	12,213
Basic and diluted (loss) per share (Actual)	$(0.13)	$(0.25)

Schedule of anti-dilutive share

	As of June 30,
	2022	2021
Stock options	1,201,400	868,000
Restricted stock units	378,740	243,000
Warrants	33,888	49,701